Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
12.	Income Taxes

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2014
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥277,041	¥106,198	¥383,239

Income taxes:
Current	¥83,221	¥25,850	¥109,071
Deferred	6,796	2,133	8,929

	¥90,017	¥27,983	¥118,000

	Year ended December 31, 2013
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥251,351	¥96,253	¥347,604

Income taxes:
Current	¥75,134	¥16,163	¥91,297
Deferred	4,005	12,786	16,791

	¥79,139	¥28,949	¥108,088

	Year ended December 31, 2012
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥257,640	¥84,917	¥342,557

Income taxes:
Current	¥73,573	¥29,052	¥102,625
Deferred	13,900	(6,413)	7,487

	¥87,473	¥22,639	¥110,112

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 38% for the years ended December 31, 2014 and 2013, respectively, and approximately 40% for the year ended December 31, 2012.

Amendments to the Japanese tax regulations were enacted into law on November 30, 2011. As a result of these amendments, the statutory income tax rate was reduced from approximately 40% to 38% effective from the year ended December 31, 2013, and to approximately 35% effective from the year ending December 31, 2016. On March 20, 2014, further amendments were enacted into law, and the reduction of the statutory income tax rate to approximately 35% became effective one year earlier, from the year ending December 31, 2015. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities which were expected to be settled or realized in the period from January 1, 2015 is approximately 35%. The adjustments of deferred tax assets and liabilities for this further amendment to tax law, which were reflected in income taxes for the year ended December 31, 2014, were not material.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2014	2013	2012
Japanese statutory income tax rate	38.0%	38.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.7	0.9	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.7)	(3.3)	(4.3)
Tax credit for research and development expenses	(5.0)	(5.4)	(5.7)
Change in valuation allowance	(0.5)	0.2	(1.7)
Other	1.3	0.7	3.0

Effective income tax rate	30.8%	31.1%	32.1%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2014	2013
	(Millions of yen)
Prepaid expenses and other current assets	¥61,943	¥61,902
Other assets	117,636	103,539
Other current liabilities	(3,456)	(3,621)
Other noncurrent liabilities	(80,459)	(63,129)

	¥95,664	¥98,691

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	December 31
	2014	2013
	(Millions of yen)
Deferred tax assets:
Inventories	¥16,085	¥12,988
Accrued business tax	3,951	4,448
Accrued pension and severance cost	79,392	59,964
Research and development – costs capitalized for tax purposes	8,616	10,978
Property, plant and equipment	29,558	26,626
Accrued expenses	43,706	37,153
Net operating losses carried forward	38,351	38,439
Other	34,673	44,482

	254,332	235,078
Less valuation allowance	(37,498)	(35,055)

Total deferred tax assets	216,834	200,023

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(10,368)	(10,876)
Net unrealized gains on securities	(6,801)	(5,740)
Tax deductible reserve	(5,696)	(6,160)
Financing lease revenue	(58,958)	(50,605)
Prepaid pension and severance cost	(1,671)	(671)
Other	(37,676)	(27,280)

Total deferred tax liabilities	(121,170)	(101,332)

Net deferred tax assets	¥95,664	¥98,691

The net changes in the total valuation allowance were an increase of ¥2,443 million for the year ended December 31, 2014, and an increase of ¥2,888 million for the year ended December 31, 2013, and a decrease of ¥1,621 million for the year ended December 31, 2012.

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the existing valuation allowance, at December 31, 2014.

At December 31, 2014, Canon had net operating losses which can be carried forward for income tax purposes of ¥194,572 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	¥1,211
After one year through five years	31,393
After five years through ten years	60,913
After ten years through twenty years	63,783
Indefinite period	37,272

Total	¥194,572

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥28,318 million for a portion of undistributed earnings of foreign subsidiaries that arose for the year ended December 31, 2014 and prior years because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. At December 31, 2014, such undistributed earnings of these subsidiaries were ¥961,917 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2014	2013	2012
	(Millions of yen)
Balance at beginning of year	¥6,201	¥7,711	¥2,933
Additions for tax positions of the current year	1,649	312	869
Additions for tax positions of prior years	216	388	4,903
Reductions for tax positions of prior years	(114)	(3,141)	(1,546)
Settlements with tax authorities	(1,808)	(347)	(41)
Other	287	1,278	593

Balance at end of year	¥6,431	¥6,201	¥7,711

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, are ¥6,431 million and ¥6,201 million at December 31, 2014 and 2013, respectively.

Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in a future period. Based on each of the items of which Canon is aware at December 31, 2014, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2014 and 2013, and interest and penalties included in income taxes for the years ended December 31, 2014, 2013 and 2012 are not significant.

Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2012. While there has been no specific indication by the tax authority that Canon will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for years after 2007. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2006 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2005 in major foreign tax jurisdictions.